Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Fair Value
Australia - 2.2%
Elders, Ltd.	125,417	$687,596

Austria - 3.0%
ams-OSRAM AG(a)	575,069	917,395

Canada - 4.6%
Linamar Corp.	11,814	615,512
Transcontinental, Inc. - Class A	77,823	781,684
		1,397,196

Finland - 2.2%
Nokian Renkaat Oyj	73,998	676,213

France - 3.6%
Rexel S.A.	35,690	1,076,950
Societe BIC S.A.	503	37,550
		1,114,500

Germany - 5.9%
Aurubis AG	9,077	764,772
Deutz AG	45,864	259,771
Duerr AG	30,897	785,818
		1,810,361

Hong Kong - 6.5%
Pacific Basin Shipping, Ltd.	1,568,909	551,698
VTech Holdings, Ltd.	101,000	723,883
Yue Yuen Industrial (Holdings), Ltd.	395,500	726,226
		2,001,807

Ireland - 10.3%
Bank of Ireland Group PLC	39,508	450,757
C&C Group PLC	430,216	930,843
Origin Enterprises PLC	324,511	1,084,496
Permanent TSB Group Holdings PLC(a)	424,029	703,939
		3,170,035

Israel - 1.6%
Ituran Location and Control, Ltd.	17,845	494,128

Italy - 6.7%
Anima Holding S.p.A.	183,704	977,102
BPER Banca	152,298	814,850
Danieli & C Officine Meccaniche S.p.A.	9,250	277,012
		2,068,964

Japan - 19.7%
DIC Corp.	27,700	572,794
Foster Electric Co., Ltd.	68,934	767,516
Fukuoka Financial Group, Inc.	21,200	617,269
Hokkoku Financial Holdings, Inc.	6,900	229,027
Kanto Denka Kogyo Co., Ltd.	115,100	642,596
KH Neochem Co., Ltd.	32,100	461,502
Open House Group Co., Ltd.	8,300	239,081
Sankyu, Inc.	14,100	508,717
Sawai Group Holdings Co., Ltd.	17,700	687,899
Teijin, Ltd.	74,700	725,792
Ube Industries, Ltd.	3,400	62,491
Zeon Corp.	57,000	527,539
		6,042,223

Netherlands - 3.8%
Flow Traders, Ltd.	14,165	304,012
Signify N.V.	31,777	859,229
		1,163,241

Republic of Korea - 1.7%
WONIK IPS Co., Ltd.	20,958	535,851

Spain - 4.6%
Cia de Distribucion Integral Logista Holdings S.A.	20,141	578,692
Unicaja Banco S.A.	560,902	819,790
		1,398,482

Switzerland - 0.4%
Ferrexpo PLC(a)	236,110	125,008

United Kingdom - 19.2%
Balfour Beatty PLC	102,922	487,082
Direct Line Insurance Group PLC	185,862	507,771
Hays PLC	618,929	850,182
Ibstock PLC	516,869	1,053,786
Pennon Group PLC	80,460	637,709
Sabre Insurance Group PLC	411,083	883,160
Senior PLC	306,720	624,555
Travis Perkins PLC	46,229	506,305
Wizz Air Holdings PLC(a)	11,774	343,867
		5,894,417
TOTAL COMMON STOCKS (Cost $26,591,436)		29,497,417

SHORT-TERM INVESTMENT - 4.7%
Money Market Fund - 4.7%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(b)	1,434,470	1,434,470
TOTAL SHORT-TERM INVESTMENT (Cost $1,434,470)		1,434,470

TOTAL INVESTMENTS - 100.7% (Cost $28,025,906)		30,931,887
Liabilities in Excess of Other Assets - (0.7)%		(228,195)
TOTAL NET ASSETS - 100.0%		$30,703,692

Percentages are stated as a percent of net assets.

AG – Aktiengesellschaft N.V. - Naamloze Vennootschap Oyj - Julkinen osakeyhtiö
PLC - Public Limited Company S.A. - Société Anonyme S.p.A - Società per Azioni

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2024.

Pzena International Small Cap Value Fund

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,497,417	$–	$–	$29,497,417
Short-Term Investment	1,434,470	–	–	1,434,470
Total Investments	$30,931,887	$–	$–	$30,931,887

Refer to the Schedule of Investments for additional information.